Capital structure and financial items - Distributions to shareholders (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year	kr 16,663	kr 15,583	kr 13,430
Dividend for prior year	35,100	28,557	18,337
Dividend payout in the year	51,763	44,140	31,767
Share repurchases for the year	1,388	20,181	29,924
Total distribution for the year	53,151	64,321	61,691
Dividends Distributions [Abstract]
Interim dividend for the year	16,663	15,583	13,430
Final dividend	35,312	35,100	28,557
Total dividend	kr 51,975	kr 50,683	kr 41,987
Dividends Distributions Per share [Abstract]
Interim dividend (in DKK per share)	kr 3.75	kr 3.50	kr 3.00
Final dividend (DKK per share)	7.95	7.90	6.40
Total dividend (DKK per share)	kr 11.70	kr 11.40	kr 9.40